Amount Due From/To Ultimate Holding Company - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amount due to ultimate holding company	¥ 23,478	¥ 26,714
China Mobile Finance [member]
Disclosure of transactions between related parties [line items]
Amount due to ultimate holding company	¥ 19,165	¥ 26,706